Retirement Benefit Plans - Summary of Life Expectancies for Employee Retiring at Age 65 (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Retiring at the end of the reporting period, Male	85 years 4 months 24 days	85 years 4 months 24 days
Retiring 20 years after the end of the reporting period, Male	86 years 4 months 24 days	86 years 4 months 24 days
Retiring at the end of the reporting period, Female	87 years 9 months 18 days	87 years 8 months 12 days
Retiring 20 years after the end of the reporting period, Female	88 years 8 months 12 days	88 years 8 months 12 days